Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Numerator:
Net income	31,538,062	60,026,544	112,434,512	15,403,464
Net income attributable to ordinary shareholders – basic	31,538,062	60,026,544	112,434,512	15,403,464
Dilution effect arising from convertible bonds	51,655	43,987	—	—
Net income attributable to ordinary shareholders – diluted	31,589,717	60,070,531	112,434,512	15,403,464

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic	5,057,540	5,416,106	5,536,049	5,536,049
Adjustments for dilutive RSUs and share options	640,545	387,224	364,270	364,270
Conversion of convertible bonds to Class A ordinary shares	63,206	36,300	16,273	16,273
Weighted-average number of ordinary shares outstanding – diluted	5,761,291	5,839,630	5,916,592	5,916,592

Earnings per share – basic	6.24	11.08	20.31	2.78
Earnings per share – diluted	5.48	10.29	19.00	2.60